united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
December 31, 2018

Shares								Value
	EXCHANGE TRADED FUNDS - 20.02%
	DEBT FUNDS - 20.02%
596,200	Invesco Senior Loan ETF							$12,985,236
	TOTAL MUTUAL FUNDS (Cost - $13,043,962)

	SHORT-TERM INVESTMENTS - 71.74%
	MONEY MARKET FUNDS - 71.74%
23,260,882	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.25% (a)							23,260,882
23,260,881	First American Government Obligations Fund -Class Z - 2.32% (a)							23,260,881
	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,521,763)							46,521,763

	TOTAL INVESTMENTS - 91.76% (Cost - $59,565,725)							$59,506,999
	OTHER ASSETS LESS LIABILITIES - 8.24%							5,344,937
	NET ASSETS - 100.0%							$64,851,936

ETF - Exchange Traded Fund
(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

TOTAL RETURN SWAPS
Number of			Notional Amount at		Termination			Unrealized
Shares	Reference Entity		December 31, 2018	Interest Rate Payable (1)	Date	Counterparty		Appreciation (Depreciation)
119,600	Vanguard Total International Bond ETF		$6,486,506	1-Mth USD_LIBOR plus 20 bp	2/3/2020	BRC		$-

BRC - Barclays Capital Inc.
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable (4)	Implied Credit Spread	Notional Value at December 31, 2018	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 31	CS	1/12/2024	500 bps	1.02%	$13,000,000	$288,817	$211,318	$77,499

CS - Credit Suisse Securities (USA) LLC
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S30 or CDX HY S31, respectively.
(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
December 31, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 15.94%
	DEBT FUND - 15.94%
23,000	iShares U.S. Preferred Stock ETF			$787,290
28,600	SPDR Bloomberg Barclays International Treasury Bond ETF			789,646
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,571,407)			1,576,936

	MUTUAL FUNDS - 45.31%
	EQUITY FUNDS - 45.31%
44,179	Akre Focus Fund - Institutional Class			1,532,562
46,380	Polen Growth Fund - Institutional Class			1,179,902
59,832	Virtus KAR Small-Cap Growth Fund - Class I			1,770,435
	TOTAL MUTUAL FUNDS (Cost - $4,301,682)			4,482,899

	SHORT-TERM INVESTMENTS - 43.88%
	MONEY MARKET FUNDS - 43.88%
2,170,949	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.25% (a)			2,170,949
2,170,948	First American Government Obligations Fund - Class Z - 2.32% (a)			2,170,948
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,341,897)			4,341,897

	TOTAL INVESTMENTS - 105.13% (Cost - $10,214,986)			$10,401,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.13) %			(507,429)
	NET ASSETS - 100.0%			$9,894,303

ETF - Exchange Traded Fund
(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Value at December 31, 2018	Unrealized Appreciation (Depreciation)
24	MSCI Emerging Markets Index	Mar-19	$1,160,160	$(550)
4	NADSAQ 100 Index E-mini	Mar-19	506,660	14,923
14	S&P 500 E-Mini	Mar-19	1,753,640	4,297
7	U.S. 10 Year Treasuryr Note (CBT)	Mar-19	854,140	16,625
	TOTAL FUTURES CONTRACTS			$35,295
CBT - Chicago Board of Trade

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2018

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.   Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results produces reliable results.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of Decemer 31, 2018 for the Funds' assets and liabilities measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Totals
Exchange Traded Fund	$12,985,236	$-	$-	$12,985,236
Money Market Funds	46,521,763	-	-	46,521,763
Total Assets:	$59,506,999	$-	$-	$59,506,999
Derivatives:
Swaps	$-	$77,499	$-	$77,499
Total Derivative Assets	$-	$77,499	$-	$77,499

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Totals
Exchange Traded Funds	$1,576,936	$-	$-	$1,576,936
Mutual Funds	4,482,899	-	-	4,482,899
Money Market Funds	4,341,897	-	-	4,341,897
Total Assets:	$10,401,732	$-	$-	$10,401,732
Derivatives:
Futures Contracts	$35,845	$-	$-	$35,845
Total Derivative Assets	$35,845	$-	$-	$35,845
Liabilities
Derivatives:
Futures Contracts	$(550)	$-	$-	$(550)
Total Derivative Liabilities:	$(550)	$-	$-	$(550)

* Refer to the Portfolio of Investments for sector classifications.
The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.
It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.

Swap Contracts - Each Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2018

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. The maximum pay-outs for these contracts are limited to the notional amount of each swap. The Fund collateralizes swap agreements with cash and certain securities. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov. At December 31, 2018, the unrealized appreciation on swap contracts in the Spectrum Low Volatility Fund amounted to $77,499, such appreciation was subject to interest rate and credit risk, respectively.

Futures Contracts – The Funds are subject to equity risk in the normal course of pursuing its investment objective. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At December 31, 2018, the unrealized appreciation on future contracts in the Spectrum Advisors Preferred Fund amounted to $35,295, such appreciation was subject to equity and interest rate risk .

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of the underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2018, were as follows:

		Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / Depreciation
Spectrum Low Volatility Fund		$59,565,725	$-	$(58,726)	$(58,726)
Spectrum Advisors Preferred Fund		10,214,986	354,184	(167,438)	186,746

Underlying Investment in Other Investment Companies - The following Fund currently invests a portion of its assets in the corresponding investment companies. The Fund may redeem its investments from these investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment			Percentage of Net Assets
Spectrum Low Volatility Fund:
	Fidelity Investments Money Market Funds - Government Portfolio			35.9%
	First American Government Obligations Fund			35.9%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 2/26/2019

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 2/26/2019